Submission	Jan. 21, 2026
Submission [Line Items]
Central Index Key	0002085485
Registrant Name	APEX Tech Acquisition Inc.
Form Type	S-1/A
Submission Type	S-1/A
Issuer Name	APEX TECH ACQUISITION INC.